Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trading Securities and Other Trading Items [Line Items]
Debt Securities, Trading, Amortized Cost	$ 1,552.7	$ 1,576.7	$ 1,155.5
High yield loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	(1.2)	(0.2)	(0.1)
Gross Unrealized Losses	0.7	2.1	0.4
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	86.6	88.3	76.9
Debt Securities, Trading, Amortized Cost	86.1	90.2	77.2
Fixed income securities - trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	(2.5)	(0.7)	(6.2)
Gross Unrealized Losses	76.7	101.9	4.2
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	1,478.5	1,475.5	1,157.5
Debt Securities, Trading, Amortized Cost	1,552.7	1,576.7	1,155.5
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	0.0	0.0	0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	11.0	6.3	2.0
Debt Securities, Trading, Amortized Cost	11.0	6.3	2.0
Catastrophe Bonds
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	0.0	2.2	1.9
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	2.4	2.9	3.4
Debt Securities, Trading, Amortized Cost	2.4	5.1	5.3
Commercial mortgage loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	(1.3)	(0.6)	(0.4)
Gross Unrealized Losses	11.8	1.1	0.9
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	295.0	312.1	211.5
Debt Securities, Trading, Amortized Cost	305.5	312.6	212.0
Middle market loans
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	2.0	2.1	1.5
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	102.1	106.9	65.4
Debt Securities, Trading, Amortized Cost	104.1	109.0	66.9
Securities, asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	1.1	2.0	0.2
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	58.4	66.8	26.6
Debt Securities, Trading, Amortized Cost	59.5	68.8	26.8
Global corporates securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.1	0.1
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	14.8	15.0
Debt Securities, Trading, Amortized Cost	14.9	15.1
Equity securities — Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0	(0.1)
Gross Unrealized Losses	0.0	0.0	0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	12.1	6.6	3.6
Debt Securities, Trading, Amortized Cost	12.1	6.6	3.5
Short-term investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains		0.0
Gross Unrealized Losses		0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)		25.6
Debt Securities, Trading, Amortized Cost		25.6
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	(1.3)	(0.6)	(0.5)
Gross Unrealized Losses	15.0	5.3	2.6
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	482.4	533.0	307.1
Debt Securities, Trading, Amortized Cost	496.1	537.7	309.2
Total - Trading
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	(3.8)	(1.3)	(6.7)
Gross Unrealized Losses	91.7	109.4	8.7
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	1,974.3	2,017.7	1,470.0
Debt Securities, Trading, Amortized Cost	2,062.2	2,125.8	1,472.0
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0	(0.6)
Gross Unrealized Losses	6.9	6.3	0.2
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	235.0	261.6	116.3
Debt Securities, Trading, Amortized Cost	241.9	267.9	115.9
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0	(0.1)
Gross Unrealized Losses	0.3	0.3	0.0
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	3.1	3.6	4.0
Debt Securities, Trading, Amortized Cost	3.4	3.9	3.9
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	(0.3)	(0.3)	(1.9)
Gross Unrealized Losses	11.8	13.5	0.8
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	165.4	162.1	96.8
Debt Securities, Trading, Amortized Cost	176.9	175.3	95.7
Non-U.S government
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	1.7	1.8	0.4
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	34.1	30.4	34.5
Debt Securities, Trading, Amortized Cost	35.8	32.2	34.9
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	(1.0)	(0.2)	(3.3)
Gross Unrealized Losses	51.6	74.0	1.9
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	924.6	896.5	785.7
Debt Securities, Trading, Amortized Cost	975.2	970.3	784.3
Agency mortgage-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0	(0.2)
Gross Unrealized Losses	3.2	3.3	0.3
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	20.1	21.4	30.2
Debt Securities, Trading, Amortized Cost	23.3	24.7	30.3
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Gross Unrealized Gains	0.0	0.0	0.0
Gross Unrealized Losses	0.5	0.6	0.2
Fixed income maturities, trading at fair value (amortized cost — $1,106.6 and $1,205.0)	9.6	11.6	13.1
Debt Securities, Trading, Amortized Cost	$ 10.1	$ 12.2	$ 13.3